DEAR SHAREHOLDER:

In a year of excitement and volatility for stock markets here and abroad, tax-exempt money market funds, such as Centennial Tax Exempt Trust, generally continued to provide relatively stable returns. True, the supply of and demand for tax-exempt securities are variable, causing fluctuations in yield on a month-to-month basis. Nevertheless, the overall pattern of tax-exempt yields generally tends to track the actions of the Federal Reserve Board, which raises and lowers short-term interest rates based on its view of inflation. Because the Fed stayed on the sidelines for the entire fiscal year, tax-exempt yields remained relatively unchanged.

Two opposing forces have kept the Fed from raising or lowering rates. On one hand, the U.S. economy continues to grow at a strong pace, with the unemployment rate at just 4.5% and consumer confidence soaring. On the other hand, the Asian financial crisis shows no signs of easing, which has weakened global demand for goods and services. Since the United States is a major exporter to Asia, slackening demand and devalued currencies in the Far East have created a dampening effect on inflation. Remarkably, seven years into an economic expansion, U.S. inflation is now trending below 2%.

For the fiscal year ended June 30, 1998, the Centennial Tax Exempt Trust produced a compounded annual yield of 3.12%. Without compounding, the corresponding yield was 3.07%. For investors in the 36% Federal tax bracket, this is equivalent to a taxable yield of 4.88% with compounding, and 4.80% without. On June 30, 1998, the seven-day annualized yields, with and without compounding, were 3.00% and 2.95%, respectively./1/ It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Generally speaking, securities that mature in several months pay higher yields than those maturing within days or weeks. The reason is that the issuer needs to compensate the investor for the risk that future inflation could trigger higher interest rates, which would create more-attractive investment opportunities. However,

    1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

because of today's very low inflationary environment, tax-exempt money market securities with longer maturities have not offered much extra yield.

During the rest of 1998 and beyond, we plan to continue monitoring global events so that we can position the portfolio accordingly. If the Asian crisis diminishes and the U.S. economy continues growing, then we would expect the Federal Reserve Board to raise short-term interest rates to keep inflation in check. In that event, we would keep the portfolio's maturity fairly short to allow us to reinvest at higher yields. However, if the U.S. economy should begin to slow and the Fed appears likely to lower short-term interest rates, then we would lengthen the portfolio's maturity to lock in higher yields. In either case, we will continue to invest conservatively, always keeping in mind your objectives of safety and liquidity.

Thank you for your confidence in Centennial Tax Exempt Trust. We look forward to helping you reach your investment goals, part of our commitment to you as The Right Way to Invest.

Sincerely,

/s/ James C. Swain
James C. Swain
Chairman
Centennial Tax Exempt Trust


/s/ Bridget A. Macaskill
Bridget A. Macaskill
President
Centennial Tax Exempt Trust

July 22, 1998

STATEMENT OF INVESTMENTS June 30, 1998

Centennial Tax Exempt Trust

                                                          Face        Value
                                                         Amount     See Note 1
                                                       ----------- ------------

SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.0%
ALABAMA--0.3%
Boaz, AL IDV Board RRB, Parker Hannifin Corp.,
 3.55%(/1/)..........................................  $ 5,935,000 $  5,935,000
                                                                   ------------
ARIZONA--3.0%
AZ HFAU RB, Blood Systems, Inc., 3.60%(/1/)..........    8,935,000    8,935,000
Maricopa Cnty.:
 AZ IDAU SWD RB, Rainbow Valley Landfill Project,
  Series A, 4%, 12/1/98(/2/).........................    4,000,000    4,000,000
 AZ PC RRB, Arizona Public Service Co., Series B,
  3.80%(/1/).........................................   11,200,000   11,200,000
Phoenix, AZ IDAU MH RRB:
 Lynwood Apts. Project, 3.55%(/1/)...................    6,475,000    6,475,000
 Paradise Lakes Apts. Project, 1995 Series,
  3.70%(/1/).........................................   22,500,000   22,500,000
Tucson, AZ IDAU RB, Geronimo Building Renovation
 Project, 4%, 12/15/98...............................    1,005,000    1,005,000
                                                                   ------------
                                                                     54,115,000
                                                                   ------------
ARKANSAS--0.0%
Subiaco, AR IDV RB, Cloves Gear & Products, Inc.,
 3.80%(/1/)..........................................      135,000      135,000
                                                                   ------------
CALIFORNIA--4.7%
Anaheim, CA HAU MH RRB, Park Vista Apts., Series A,
 3.50%(/1/)..........................................    1,000,000    1,000,000
CA CDAU Apartment Development RRB, Whispering Winds
 Apts., Series D, 3.55%(/1/).........................    2,500,000    2,500,000
CA EDFAU RB, CA Independent System Project:
 Series B, 3.40%(/1/)................................    3,500,000    3,500,000
 Series D, 3.50%(/1/)................................    9,500,000    9,500,000
CA GOB Tendered Option Certificates, Series 1998A,
 MBIA Insured, 4%(/1/)...............................    6,615,000    6,615,000
CA HEAU RRB, Series D-1, 3.80%, 8/1/98 ..............    3,900,000    3,900,000
CA HEAU Student Loan RB, Series C, 3.65%(/1/)........    4,000,000    4,000,000
CA HFA RB, Series C, 3.55%, 2/1/99...................    1,255,000    1,255,000
CA HFFAU RB:
 Pooled Loan Program, Series B, FGIC Insured,
  3.10%(/1/).........................................      500,000      500,000
 Scripps Memorial Hospital, Series A, MBIA Insured,
  3.25%(/1/).........................................      320,000      320,000
CA Municipal RB, Series SG89, MBIA Insured,
 3.60%(/1/)..........................................    7,425,000    7,425,000
CA PCFAU RRB, Pacific Gas & Electric, Series C,
 3.35%(/1/)..........................................    4,900,000    4,900,000
CA PCFAU SWD RR RB, Shell Martinez Refining, Series
 A, 3.40%(/1/).......................................    3,900,000    3,900,000
CA Statewide CDC RB, Fibrebond, Inc., 3.40%(/1/).....    2,000,000    1,999,980
Huntington Park, CA RA MH RB, Casa Rita Apts., Series
 A, 3.35%(/1/).......................................    1,100,000    1,100,000
Los Angeles, CA Airport RB, Series SG61, 3.63%(/1/)..    1,055,000    1,055,000
Modesto, CA Irrigation District FAU RB, Series SG66,
 3.58%(/1/)..........................................      500,000      500,000
Northern CA PPA RRB, Geothermal Project 3-A,
 3.10%(/1/)..........................................    2,000,000    2,000,024

Centennial Tax Exempt Trust

                                                          Face        Value
                                                         Amount     See Note 1
                                                       ----------- ------------

CALIFORNIA (CONTINUED)
Oceanside, CA MH RRB, Lakeridge Apts. Project,
 3.80%(/1/)..........................................  $ 3,000,000 $  3,000,000
Orange Cnty., CA Sanitation District COP, FGIC
 Insured, 3.50%(/1/).................................    9,800,000    9,800,000
Pittsburg, CA Mortgage Obligation RRB, Series A,
 3.61%(/1/)..........................................    4,470,000    4,470,000
San Diego Cnty., CA Tax & RAN, 4.50%, 9/30/98........    9,000,000    9,011,045
San Francisco, CA City & Cnty. Redevelopment FAU RRB,
 Yerba Buena Garden, 3.20%(/1/)......................      415,000      415,000
Southern CA Metropolitan Water District Waterworks
 RRB, Series A, AMBAC Insured, 3%(/1/)...............    1,000,000      999,976
Southern CA PAU RRB, Palo Verde Project, Series B,
 AMBAC Insured, 3.10%(/1/)...........................    2,400,000    2,400,000
                                                                   ------------
                                                                     86,066,025
                                                                   ------------
COLORADO--2.9%
Arapahoe Cnty., CO MH RRB, Hunters Run Rental
 Housing, 3.75%(/1/).................................   25,600,000   25,600,000
Aurora, CO IDV RRB, La Quinta Motor Inns, Inc.,
 3.65%(/1/)..........................................    2,400,000    2,400,000
CO Housing FAU RRB, Loretto MH, Series F,
 3.55%(/1/)..........................................    9,100,000    9,100,000
Denver, CO City & Cnty. MH RRB, Parliament Apts.
 Project, 3.75%(/1/).................................   10,000,000   10,000,000
Superior Metropolitan District No. 3, CO GOB,
 3.60%(/1/)..........................................    5,000,000    5,000,000
Wheat Ridge, CO IDV RRB, La Quinta Motor Inns, Inc.,
 3.65%(/1/)..........................................    1,525,000    1,525,000
                                                                   ------------
                                                                     53,625,000
                                                                   ------------
DELAWARE--0.3%
DE EDAU RB, Hospital Billing Project, Series A, BIG
 Insured, 3.75%(/1/).................................    6,100,000    6,100,000
                                                                   ------------
FLORIDA--7.3%
Dade Cnty., FL WSS RB, FGIC Insured, 3.70%,
 7/1/98(/2/).........................................    9,500,000    9,500,000
Escambia Cnty., FL HFAU RRB, Florida Convertible
 Centers Project, Series A, 3.70%(/1/)...............    1,200,000    1,200,000
FL BOE Capital Outlay Public Education Refunding
 Bonds, Series A, 3.74%(/1/).........................   13,230,000   13,230,000
FL HFA MH RRB, Monterey Lake Project, 3.55%(/1/).....   19,965,000   19,965,000
FL Turnpike Authority RB, Series A, FGIC Insured,
 3.70%, 7/1/98(/2/)..................................   14,200,000   14,200,000
Hillsboro Cnty., FL IDV PC RB, Tampa Electric Co.,
 MBIA Insured, 3.70%, 1/15/99(/2/)...................   35,590,000   35,590,000
Jacksonville, FL IDV RRB, Airport Hotel Project,
 3.55%(/1/)..........................................    3,000,000    3,000,000
Jacksonville, FL PC RRB, Florida Power & Light Co.
 Project, 4.10%(/1/).................................   10,000,000   10,000,000
Manatee Cnty., FL PC RRB, Florida Power & Light Co.
 Project, 3.75%(/1/).................................    4,610,000    4,610,000
Orange Cnty., FL Housing FAU MH RRB, Monterey
 Project, Series B, 3.80%(/1/).......................    4,740,000    4,740,000

Centennial Tax Exempt Trust

                                                           Face        Value
                                                          Amount     See Note 1
                                                        ----------- ------------

FLORIDA (CONTINUED)
St. Lucie Cnty., FL PC RRB, Florida Power & Light Co.
 Project, 4.10%(/1/)..................................  $ 9,000,000 $  9,000,000
Tampa, FL Occupational License Tax RRB, Series A, FGIC
 Insured, 3.50%(/1/)..................................    7,600,000    7,600,000
                                                                    ------------
                                                                     132,635,000
                                                                    ------------
GEORGIA--9.3%
Atlanta, GA Urban Residential FAU MH RB, New Community
 East Lake Project, 3.70%(/1/)........................    2,000,000    2,000,000
Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp.,
 Series A, FGIC Insured, 3.35%(/1/)...................    5,100,000    5,100,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project,
 3.70%(/1/)(/3/)......................................    9,400,000    9,400,000
De Kalb Cnty., GA Tax Anticipation Nts., 4%,
 12/31/98.............................................   40,000,000   40,103,830
Fulton Cnty., GA DAU RB:
 Georgia Tech Athletic Assn., Inc., 3.60%(/1/)........    3,000,000    3,000,000
 Lovett School Project, 3.60%(/1/)....................    3,000,000    3,000,000
 Robert W. Woodruff Arts Project, 3.60%(/1/)..........    2,000,000    2,000,000
Fulton Cnty., GA Residential Care Facilities RB,
 Canterbury Court Project, Series A, 3.60%(/1/).......    2,255,000    2,255,000
GA GOB, Series 1995B, 3.68%(/1/)......................   11,400,000   11,400,000
Gainesville, GA RA RB, Riverside Military Academy,
 3.90%(/1/)...........................................   10,000,000   10,000,000
Gwinnett Cnty., GA SDI, Construction Sales Tax Nts.,
 4%, 12/31/98.........................................   54,725,000   54,850,185
Richmond Cnty., GA DAU PC RRB, Monsanto Co. Project,
 3.55%(/1/)...........................................    4,000,000    4,000,000
Roswell, GA HAU MH RRB, Oxford Project, 3.70%(/1/)....   23,610,000   23,610,000
                                                                    ------------
                                                                     170,719,015
                                                                    ------------
IDAHO--0.1%
Custer Cnty., ID IDV SWD RB, Hecla Mining Co. Project,
 3.75%(/1/)...........................................    1,000,000    1,000,000
                                                                    ------------
ILLINOIS--7.9%
ABN AMRO Munitops Certificates/Chicago, IL, Trust
 1998-3, 3.80%(/1/)(/3/)..............................    8,735,000    8,735,000
Centralia City, IL IDV RB, Consolidated Foods
 Corp./Hollywood Brands, Inc., 3.55%(/1/).............    5,500,000    5,500,000
Chicago, IL Tendered Nts., 3.55%, 1/31/99(/2/)........    6,600,000    6,600,000
Elk Grove Village, IL IDV RB, La Quinta Motor Inns,
 Inc., 3.75%(/1/).....................................    2,700,000    2,700,000
IL Development FAU RB, Residential Brookdale Project,
 3.65%(/1/)...........................................   14,800,000   14,800,000
IL Educational FA RB, National-Louis University,
 3.45%(/1/)...........................................    6,200,000    6,200,000
IL HFAU RB, Lake Forest Hospital Project, 4.25%(/1/)..   11,375,000   11,375,000
IL HFAU RRB:
 Advocate Health Care, Series B, 3.55%(/1/)...........   36,940,000   36,940,000
 Swedish Covenant, Series A, AMBAC Insured,
  3.55%(/1/)..........................................    9,800,000    9,800,000

Centennial Tax Exempt Trust

                                                          Face        Value
                                                         Amount     See Note 1
                                                       ----------- ------------

ILLINOIS (CONTINUED)
IL IDAU RRB, SuperValu Stores, Inc. Project,
 3.55%(/1/)..........................................  $ 5,000,000 $  5,000,000
IL Student Assistance Commission Student Loan RB,
 Series A, 3.65%(/1/)................................   13,200,000   13,200,000
Lakemoor Village, IL MH Mtg. RB, Lakemoor Apts.
 Project, Series A, 4.20%, 9/1/98....................    4,662,536    4,662,536
Madison Cnty., IL Environmental Improvement RB, Shell
 Wood River Project, Series A, 3.90%(/1/)............   11,100,000   11,100,000
University, IL University RB, HCF Services, Series B,
 3.50%(/1/)..........................................    5,000,000    5,000,000
West Chicago, IL IDV RRB, Liquid Container Project,
 3.60%(/1/)..........................................    3,810,000    3,810,000
                                                                   ------------
                                                                    145,422,536
                                                                   ------------
INDIANA--3.8%
Crawfordsville, IN ED RRB, Pedcor Investments-Shady
 Knoll Apts. Project, 3.65%(/1/).....................    3,395,000    3,395,000
Dyer, IN HCF RRB, Regency Place, Series A-1,
 3.75%(/1/)..........................................    3,360,000    3,360,000
Fort Wayne, IN HCF RRB, Health Quest, Series X-A,
 3.75%(/1/)..........................................    3,325,000    3,325,000
Gary, IN Industrial Environmental Improvement RB,
 U.S. Steel Corp. Project, 3.70%(/1/)................    1,000,000    1,000,000
Greenfield, IN Industrial ED RRB, 3.60%(/1/).........    1,090,000    1,090,000
Greenwood, IN Industrial ED RRB, 3.60%(/1/)..........    1,100,000    1,100,000
Hobart, IN ED RRB, MMM Invest, Inc. Project,
 3.60%(/1/)..........................................    1,535,000    1,535,000
IN Development FAU RB, Brebeuf Prep School,
 3.60%(/1/)..........................................    3,500,000    3,500,000
IN EDFAU RB, Saroyan Hardwoods, Inc., 3.70%(/1/).....    1,850,000    1,850,000
IN HFFAU RRB, Sisters of St. Francis Health, Series
 A, MBIA Insured, 5%, 11/1/98........................    1,000,000    1,003,586
IN MPA RB, Power Supply System, MBIA Insured, 3.61%,
 7/1/98..............................................   13,600,000   13,600,000
Indianapolis, IN HCF RRB, Health Quest, Series A,
 3.75%(/1/)..........................................    4,045,000    4,045,000
Marion Cnty., IN HA Hospital Facility RB,
 Indianapolis Osteopathic, 3.65%(/1/)................    3,275,000    3,275,000
Merrillville, IN HCF RRB, Southlake, Series A-1,
 3.75%(/1/)..........................................    4,215,000    4,215,000
Rockport, IN PC RRB, Indiana & Michigan Electric Co.
 Project, Series A, 3.65%(/1/).......................   13,000,000   13,000,000
South Bend, IN HCF RRB, Fountainview, Series A-1,
 3.75%(/1/)..........................................    3,180,000    3,180,000
St. Joseph Cnty., IN HA SPO Bonds, Madison Center,
 Inc. Project, 3.65%(/1/)............................    6,525,000    6,525,000
St. Joseph Cnty., IN Industrial Educational
 Facilities RB, Holy Cross College, 3.65%(/1/).......    1,230,000    1,230,000
                                                                   ------------
                                                                     70,228,586
                                                                   ------------

Centennial Tax Exempt Trust

                                                         Face         Value
                                                        Amount      See Note 1
                                                      ----------- --------------

IOWA--0.3%
Mason City, IA IDV RB, SuperValu Stores, Inc.
 Project, 3.55%(/1/)................................  $ 4,900,000 $    4,900,000
                                                                  --------------
KANSAS--0.4%
Manhattan, KS Industrial RRB, Parker Hannifin, Inc.
 Project, 3.55%(/1/)................................    6,000,000      6,000,000
Olathe, KS Industrial RRB, William F. Bieber
 Project, 3.75%(/1/)................................    1,550,000      1,550,000
Ottawa, KS IDV RB, Laich Industries Project,
 3.80%(/1/).........................................      610,000        610,000
                                                                  --------------
                                                                       8,160,000
                                                                  --------------
KENTUCKY--0.9%
Jamestown, KY Industrial Building RB, Union
 Underwear Co., 3.70%(/1/)..........................    1,000,000      1,000,000
Mayfield, KY Multi-City Lease RB, Kentucky League of
 Cities Funding Trust, 3.70%(/1/)...................   15,200,000     15,200,000
                                                                  --------------
                                                                      16,200,000
                                                                  --------------
LOUISIANA--0.3%
East Baton Rouge Parish, LA IDV Board RRB, La Quinta
 Motor Inns, Inc., 3.65%(/1/).......................    1,925,000      1,925,000
Lake Charles, LA Harbor & Terminal District RB,
 Reynolds Metals Co. Project, 3.85%, 12/1/98(/2/)...    4,085,000      4,085,000
                                                                  --------------
                                                                       6,010,000
                                                                  --------------
MARYLAND--2.8%
Anne Arundel Cnty., MD ED RB, West Capitol, Series
 A, 3.55%(/1/)......................................    6,000,000      6,000,000
MD Health & HEFAU RB:
 Helix Health Hospital Issue, Series A, 3.55%(/1/)..   19,700,000     19,700,000
 University of Maryland Pooled Loan Program, Series
  B, 3.90%(/1/).....................................    1,075,000      1,075,000
Montgomery Cnty., MD MH Opportunities Commission RB,
 Issue A, 3.70%(/1/)................................   23,800,000     23,800,000
                                                                  --------------
                                                                      50,575,000
                                                                  --------------
MASSACHUSETTS--1.4%
MA CMWLTH General Obligation Consolidation Loan,
 3.70%, 1/15/99(/2/)................................   14,600,000     14,600,000
MA State Health & Educational RB, Capital Asset
 Program, Series D, MBIA Insured, 3.90%(/1/)........   10,200,000     10,200,000
North Andover Town, MA Industrial RB, Atlee-Oak
 Realty Trust of Delaware, Inc., 4.33%(/1/).........      350,000        350,000
                                                                  --------------
                                                                      25,150,000
                                                                  --------------
MICHIGAN--2.7%
Madison Heights, MI ED RB, Red Roof Inns Project,
 3.90%(/1/).........................................    1,000,000      1,000,000
MI Hospital FAU RRB, Mount Clemens General Hospital,
 3.55%(/1/).........................................    9,520,000      9,520,000

Centennial Tax Exempt Trust

                                                         Face         Value
                                                        Amount      See Note 1
                                                      ----------- --------------

MICHIGAN (CONTINUED)
MI Job DAU RB, East Lansing Residence Associates
 Project, 3.85%(/1/)................................  $ 1,900,000 $    1,900,000
MI Tax & RAN, 4.50%, 9/30/98........................   37,750,000     37,827,260
                                                                  --------------
                                                                      50,247,260
                                                                  --------------
MINNESOTA--3.6%
Anoka City, MN MH RB, Walker Plaza, Series B,
 3.60%(/1/).........................................    1,650,000      1,650,000
Austin, MN IDV RRB, SuperValu Stores, Inc. Project,
 3.55%(/1/).........................................    4,600,000      4,600,000
Blaine, MN IDV RRB, SuperValu Stores, Inc. Project,
 3.55%(/1/).........................................    5,500,000      5,500,000
Burnsville, MN CD RB, SuperValu Stores, Inc.
 Project, Series 83, 3.55%(/1/).....................    5,500,000      5,500,000
Cloquet, MN Industrial Facilities RB, Potlatch Corp.
 Projects, Series C, 3.60%(/1/).....................    4,500,000      4,500,000
Dakota Cnty., MN MH & Redevelopment Mtg. RB,
 Westwood Ridge Rental Housing Project, Series A,
 3.60%(/1/).........................................    4,100,000      4,100,000
Eden Prairie, MN CD RRB, Lakeview Business Center,
 3.60%(/1/).........................................    2,495,000      2,495,000
Eden Prairie, MN IDV RB, SuperValu Stores, Inc.
 Project, 3.60%(/1/)................................    1,000,000      1,000,000
Maplewood, MN CD RRB, 5.27%(/1/)....................      365,000        365,000
Minneapolis, MN CD RRB, Minnehaha/Lake Partners
 Project, 3.60%(/1/)................................    2,750,000      2,750,000
Minneapolis, MN RB, Catholic Charities Project,
 3.55%(/1/).........................................    3,000,000      3,000,000
New Ulm, MN Hospital Facilities RB, Health Center
 Systems, 3.70%(/1/)................................    2,300,000      2,300,000
North Suburban Hospital District, MN RB, Anoka &
 Ramsey Cntys. Hospital Health Center, 3.70%(/1/)...    3,300,000      3,300,000
St. Paul, MN Housing & Redevelopment Authority RB,
 Science Museum of Minnesota, Series B, 3.60%(/1/)..    6,400,000      6,400,000
St. Paul, MN POAU Tax Increment RB, Westgate Office
 & Industrial Center Project, 3.60%(/1/)............   10,300,000     10,300,000
Stillwater, MN IDV RRB, SuperValu Stores, Inc.
 Project, 3.55%(/1/)................................    5,500,000      5,500,072
Waite Park, MN Housing RRB, Park Meadows Apts.
 Project, 3.65%(/1/)................................    3,195,000      3,195,000
                                                                  --------------
                                                                      66,455,072
                                                                  --------------
MONTANA--0.2%
Great Falls, MT IDV RRB, SuperValu Stores, Inc.
 Project, 3.55%(/1/)................................    1,000,000      1,000,000
MT Board Investment RR RB, Colstrip Project,
 3.65%(/1/).........................................    3,000,000      3,000,000
                                                                  --------------
                                                                       4,000,000
                                                                  --------------
NEBRASKA--0.2%
Norfolk, NE IDV RRB, SuperValu Stores, Inc. Project,
 3.55%(/1/).........................................    2,800,000      2,800,000
                                                                  --------------
NEVADA--1.1%
NV Tax Bonds, Series SG114, 3.68%(/1/)..............   20,350,000     20,350,000
                                                                  --------------

Centennial Tax Exempt Trust

                                                          Face        Value
                                                         Amount     See Note 1
                                                       ----------- ------------

NEW JERSEY--0.2%
NJ EDAU Manufacturing Facilities RB, VPR Commerce
 Center Project, 3.60%(/1/)..........................  $ 3,700,000 $  3,700,019
                                                                   ------------
NEW MEXICO--0.3%
Farmington, NM PC RRB, Arizona Public Service Co.,
 Series A, 3.90%(/1/)................................    5,800,000    5,800,000
                                                                   ------------
NEW YORK--10.2%
Franklin Cnty., NY IDA RAN, McAdam Cheese Co.
 Project, 3.55%(/1/).................................      600,000      600,000
Long Island, NY PAU NY Electric Systems RB:
 3.70%, 9/1/98(/2/)..................................    8,000,000    8,000,000
 3.75%, 8/20/98(/2/).................................   36,000,000   36,000,000
 3.80%, 7/8/98(/2/)..................................   10,000,000   10,000,000
 Series 6, 3.80%(/1/)................................    7,000,000    7,000,000
Nassau Cnty., NY IDA Civic Facility RB, Winthrop
 University Hospital Assn. Project, 4%(/1/)..........    1,800,000    1,800,000
Nassau Cnty., NY, Improvement GOB, Series U, AMBAC
 Insured, 5.125%(/1/)................................      800,000      803,552
Nassau Cnty., NY IDA RB, Cold Spring Harbor Labor
 Project, 3.95%(/1/).................................    1,200,000    1,200,000
NYC HDC Multifamily Mortgage RB, James Tower
 Development, Series A, 3.40%(/1/)...................    2,900,000    2,900,023
NYC Health & Hospital Corp. RB, Series D,
 3.20%(/1/)..........................................    1,500,000    1,500,000
NYC IDA Civic Facility RB, Columbia Grammar School
 Project:
 3.45%(/1/)..........................................      800,000      799,983
 3.85%(/1/)..........................................      100,000       99,998
NYC Trust Cultural Resources RRB, American Museum of
 Natural History:
 Series A, MBIA Insured, 3.25%(/1/)..................    1,000,000    1,000,000
 Series B, MBIA Insured, 3.25%(/1/)..................      600,000      600,000
NYS DA COP, Rockefeller University, 3.79%(/1/).......      500,000      500,014
NYS DA RB, Cornell University, Series B, 3.85%(/1/)..      200,000      200,000
NYS Environmental Quality GOB, 3.70%, 7/28/98(/2/)...    1,900,000    1,900,000
NYS ERDAUEF RB, L.I. Lighting Co.:
 Series A, 3.55%(/1/)................................      400,000      400,000
 Series B, 3.60%(/1/)................................    1,300,000    1,300,004
NYS ERDAUPC RB:
 Niagara Mohawk Corp. Project, Series A, 3.85%(/1/)..    1,700,000    1,700,000
 NYS Electric & Gas Corp., Series B, 3.80%,
  10/15/98...........................................      700,000      699,930
NYS ERDAUPC RRB, Orange/Rockland Utility Project,
 Series A, AMBAC Insured, 3.25%(/1/).................    1,600,000    1,599,996
NYS HFA RB, Normandie Court I Project, 3.20%(/1/)....    4,610,000    4,610,000

Centennial Tax Exempt Trust

                                                          Face        Value
                                                         Amount     See Note 1
                                                       ----------- ------------

NEW YORK (CONTINUED)
NYS LGAC RB:
 Series A, 3.20%(/1/)................................  $ 1,800,000 $  1,799,986
 Series SG100, MBIA Insured, 3.68%(/1/) .............   10,420,000   10,420,000
 Series SG99, MBIA Insured, 3.68%(/1/)...............   29,195,000   29,195,000
NYS MCFFA RB, Lenox Hill Hospital Project, Series A,
 3.35%(/1/)..........................................      300,000      300,000
NYS PAU RB, Series SG4, 3.68%(/1/)...................    2,295,000    2,295,000
NYS TBTAU Beneficial Interest COP, MBIA Insured,
 3.65%(/1/)..........................................    3,300,000    3,300,000
NYS Urban Empire Development Corp. RB, Series A,
 3.63%(/1/)..........................................    9,700,000    9,700,000
PAUNYNJ SPO Bonds, Series SG94, 3.68%(/1/)...........      600,000      600,006
Suffolk Cnty., NY IDA RB, Nissequogue Cogeneration
 Partnership, 3.40%(/1/).............................      800,000      800,007
Suffolk Cnty., NY Tax Anticipation Nts., Series RA-1,
 4.25%, 8/13/98......................................   42,500,000   42,531,058
                                                                   ------------
                                                                    186,154,557
                                                                   ------------
NORTH CAROLINA--0.2%
NC National Bank Pooled Tax-Exempt Trust COP:
 Series 1990A, 4.25%(/1/)............................    2,000,000    2,000,000
 Series 1990B, 4.25%(/1/)............................    1,575,000    1,575,000
                                                                   ------------
                                                                      3,575,000
                                                                   ------------
NORTH DAKOTA--0.1%
Bismarck, ND IDV RRB, SuperValu Stores, Inc. Project,
 3.55%(/1/)..........................................    2,300,000    2,300,000
                                                                   ------------
OHIO--2.3%
Coshocton Cnty., OH Hospital FA RB, Coshocton Cnty.,
 Memorial Hospital Project, 3.60%(/1/)...............    3,390,000    3,390,000
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn.,
 3.85%, 12/15/98(/2/)................................    3,855,000    3,855,000
Greene Cnty., OH IDV RRB, SuperValu Holdings, Inc.
 Project, 3.55%(/1/).................................    1,000,000    1,000,000
Marion Cnty., OH Hospital RB, Pooled Lease Program,
 3.60%(/1/)..........................................    9,455,000    9,455,000
Miami Valley, OH Tax-Exempt Mtg. Trust RB, Series 86,
 4.88%, 10/15/98.....................................    2,695,000    2,695,000
OH Water DAU PC Facilities RRB, Duquesne Project,
 Series A, 3.85%, 11/18/98...........................   14,955,000   14,955,000
Scioto Cnty., OH HCF RB, Hill View Retirement Center,
 3.80%, 12/1/98(/2/).................................    2,735,000    2,735,000
Toledo, OH City Services SPAST Nts., 3.55%(/1/)......    2,720,000    2,720,000
Warren Cnty., OH IDV RRB, Liquid Container Project,
 3.60%(/1/)..........................................    1,670,000    1,670,000
                                                                   ------------
                                                                     42,475,000
                                                                   ------------

Centennial Tax Exempt Trust

                                                          Face        Value
                                                         Amount     See Note 1
                                                       ----------- ------------

OKLAHOMA--1.4%
Claremore, OK Industrial & Redevelopment Authority
 RRB, Worthington Cylinder Project, 3.65%(/1/).......  $ 2,195,000 $  2,195,000
Cleveland Cnty., OK Public Facilities RB, Hunt
 Development Project, Series A, 3.85%(/1/)...........    1,000,000    1,000,000
Mid-West, OK Tax-Exempt Mtg. Board Trust RB,
 3.70%(/1/)..........................................      760,000      760,000
OK Water Resource Board State Loan Program RB, 3.55%,
 9/1/98(/2/).........................................    4,340,000    4,340,000
Oklahoma Cnty., OK FAU MH RB, Lakes on Meridial
 Project, Series A, 3.85%, 11/12/98(/2/).............    7,441,800    7,441,800
Tulsa, OK Industrial Authority RB, 3.337%(/1/).......    6,500,000    6,500,000
Tulsa, OK Tulsa IDAU RB, Indian Health Care Project,
 3.60%(/1/)..........................................    3,100,000    3,100,000
                                                                   ------------
                                                                     25,336,800
                                                                   ------------
OREGON--0.6%
Hillsboro, OR RB, Oregon Graduate Institute,
 3.50%(/1/)..........................................    6,500,000    6,500,000
OR Economic & IDV Commission RB, Eagle-Picher
 Industries Project, 3.70%(/1/)......................    3,600,000    3,600,000
                                                                   ------------
                                                                     10,100,000
                                                                   ------------
PENNSYLVANIA--0.3%
Monroe Cnty., PA HA RB, Pocono Medical Center, Series
 C, 3.85%(/1/).......................................    3,000,000    3,000,000
Montgomery Cnty., PA IDAU RB, Quaker Chemical Corp.
 Project, 3.85%(/1/).................................    1,600,000    1,600,000
                                                                   ------------
                                                                      4,600,000
                                                                   ------------
SOUTH CAROLINA--2.4%
Charleston Center Tax-Exempt Bonds:
 Grantor Trust No. 2, 3.70%, 11/1/98(/2/)............    4,407,500    4,407,500
 Grantor Trust No. 3, 3.75%, 7/1/98(/2/).............    9,452,500    9,452,500
 Grantor Trust No. 6, 3.60%, 10/1/98(/2/)............    8,075,000    8,075,000
Dorchester Cnty., SC PC Facilities RRB, The BOC
 Group, Inc. Project, 3.55%(/1/).....................    3,500,000    3,500,000
SC Educational FA RB, Private Nonprofit Institutions-
 Morris College Project, 3.65%(/1/)..................    3,000,000    3,000,000
SC Jobs & EDAU Hospital Facilities RRB, Wellman, Inc.
 Project, 3.65%(/1/).................................    1,000,000    1,000,000
SC Public Service Authority RB, Series 182, MBIA
 Insured, 3.63%(/1/).................................   14,200,000   14,200,000
                                                                   ------------
                                                                     43,635,000
                                                                   ------------
SOUTH DAKOTA--2.0%
Grant Cnty., SD PC RRB, Otter Tail Power Co. Project,
 3.60%(/1/)..........................................   10,400,000   10,400,000
SD Health & Educational Facilities RB, Sioux Valley
 Hospital Issue, 3.60%(/1/)..........................   22,000,000   22,000,000
Watertown, SD IDV RRB, SuperValu Stores, Inc.
 Project, 3.55%(/1/).................................    3,900,000    3,900,000
                                                                   ------------
                                                                     36,300,000
                                                                   ------------

Centennial Tax Exempt Trust

                                                          Face        Value
                                                         Amount     See Note 1
                                                       ----------- ------------

TENNESSEE--3.6%
Clarksville, TN Public Building Authority RB, Pooled
 Financing-Tennessee Municipal Bond Fund,
 3.60%(/1/)..........................................  $10,100,000 $ 10,100,000
Dayton, TN IDV Board RRB, La-Z-Boy Chair Co. Project,
 3.55%(/1/)..........................................    4,350,000    4,350,000
Fayetteville & Lincoln, TN IDV Board RB, V.A.W. of
 America, 3.75%(/1/).................................    2,000,000    2,000,000
Knox Cnty., TN IDV Board RB, Weisgarber Partners,
 FGIC Insured, 3.75%(/1/)............................    3,000,000    3,000,000
Montgomery Cnty., TN Public Building Authority RB:
 Montgomery Cnty. Loan, 3.60%(/1/)...................   22,100,000   22,100,000
 Tennessee Cnty. Loan, 3.60%(/1/)....................   20,000,000   20,000,000
Nashville & Davidson Cnty. Metropolitan Government,
 TN MH RB, Arbor Crest Project, Series B,
 3.55%(/1/)..........................................    3,550,000    3,550,000
Rutherford Cnty., TN IDV Board Industrial Building
 RB, Derby Industries, Inc. Project, 3.70%(/1/)......    1,255,000    1,255,000
                                                                   ------------
                                                                     66,355,000
                                                                   ------------
TEXAS--14.3%
Comal Cnty., TX IDAU RB, Simpson Co. Project,
 4.066%(/1/).........................................    2,800,000    2,800,000
De Soto, TX IDAU RRB, National Service Industries,
 Inc. Project, 3.55%(/1/)............................    7,150,000    7,150,000
Harris Cnty., TX Criminal Justice Center RB, Series
 SG96, FGIC Insured, 3.68%(/1/)......................    7,475,000    7,475,000
Harris Cnty., TX Toll Road COP, 3.731%(/1/)..........    9,500,000    9,500,000
Hockley Cnty., TX IDV Corp. PC RB, Amoco Project-
 Standard Oil Co.,
 3.60%, 9/1/98(/2/)..................................   25,250,000   25,250,854
Houston, TX WSS RB, Series SG120, 3.68%(/1/).........   37,600,000   37,600,000
San Antonio, TX Electric & Gas RRB:
 Series SG105, 3.60%(/1/)............................   20,000,000   20,000,000
 Series G-101, 3.68%(/1/)............................   20,000,000   20,000,000
Travis Cnty., TX Housing Finance Corp. MH RB, Bent
 Oaks Apts., 3.65%(/1/)..............................    4,400,000    4,400,000
TX Brazos River Authority PC RRB, Texas Utilities
 Electric Co., Series A, 3.90%(/1/)..................    9,370,000    9,370,000
TX Gulf Coast Waste Disposal Authority Texas
 Environmental Improvement RB, Amoco Oil Co. Project,
 3.50%, 9/1/98(/2/)..................................    7,000,000    7,000,000
TX Gulf Coast Waste Disposal Authority Texas PC RB,
 Amoco Oil Co. Project, 3.90%(/1/)...................    5,300,000    5,300,000
TX Tax & RAN, Series A, 4.75%, 8/31/98...............   85,000,000   85,157,652
TX TUAU RB, Dallas Northtollway, Series SG70,
 3.68%(/1/)..........................................   15,325,000   15,325,000
Yoakum Cnty., TX IDV PC RB, Amoco Project, 3.65%,
 11/1/98(/2/)........................................    5,265,000    5,265,000
                                                                   ------------
                                                                    261,593,506
                                                                   ------------

Centennial Tax Exempt Trust

                                                      Face          Value
                                                     Amount       See Note 1
                                                   -----------  --------------

UTAH--0.5%
UT HFA MH RRB, Candlestick Apts. Project,
 3.55%(/1/)....................................... $ 6,400,000  $    6,400,000
Weber Cnty., UT IDV RRB, Parker Properties, Inc.
 Project, 3.55%(/1/)..............................   2,600,000       2,600,000
                                                                --------------
                                                                     9,000,000
                                                                --------------
VERMONT--0.0%
VT IDAU RB, Sherbern Corp., Series 1998,
 4.33%(/1/).......................................     520,000         520,000
                                                                --------------
VIRGINIA--0.2%
Henry City, VA IDAU RB, Amfibe, Inc. Project,
 3.70%(/1/).......................................   3,000,000       3,000,000
                                                                --------------
WASHINGTON--3.3%
Port Longview, WA IDV RB, Longview Fibre Co.
 Project, 3.60%(/1/)..............................   5,000,000       5,000,000
Redmond, WA Public Corp. Industrial RRB, Genie
 Industries:
 Lot 1, 3.50%(/1/)................................     960,000         960,000
 Lot 2, 3.50%(/1/)................................   1,675,000       1,675,000
Seattle, WA IDV Corp. RB, 3.55%(/1/)..............   4,500,000       4,500,000
WA GOB, Series 1996-A, 3.40%(/1/).................  34,400,000      34,400,000
WA GORB, Series 1995C, 3.63%(/1/).................  13,100,000      13,100,000
                                                                --------------
                                                                    59,635,000
                                                                --------------
WYOMING--0.2%
Uinta Cnty., WY PC RB, AMOCO Standard Oil Co. of
 Indiana Project, 3.85%, 12/1/98(/2/).............   3,000,000       3,000,000
                                                                --------------
U.S. POSSESSIONS--3.4%
PR CMWLTH Tax & RAN, Series A, 4.50%, 7/30/98.....  62,900,000      62,936,711
                                                                --------------
Total Investments, at Value.......................        99.0%  1,810,845,087
Other Assets Net of Liabilities...................         1.0      18,140,674
                                                   -----------  --------------
Net Assets........................................       100.0% $1,828,985,761
                                                   ===========  ==============

Centennial Tax Exempt Trust

To simplify the listings of securities, abbreviations are used per the table below:

 BOE                  Board of Education
 CD               Commercial Development
 CDAU            Communities Development
                               Authority
 CDC         Community Development Corp.
 CMWLTH                     Commonwealth
 COP       Certificates of Participation
 DA                  Dormitory Authority
 DAU               Development Authority
 ED                 Economic Development
 EDAU     Economic Development Authority
 EDFAU      Economic Development Finance
                               Authority
 ERDAUEF   Energy Research & Development
           Authority Electric Facilities
 ERDAUPC   Energy Research & Development
             Authority Pollution Control
 FA                 Facilities Authority
 FAU                   Finance Authority
 GOB            General Obligation Bonds
 GORB       General Obligation Refunding
                                   Bonds
 HA                   Hospital Authority
 HAU                   Housing Authority
 HCF              Health Care Facilities
 HDC           Housing Development Corp.
 HEAU         Higher Education Authority
 HEFAU     Higher Educational Facilities
                               Authority
 HFA              Housing Finance Agency
 HFAU        Health Facilities Authority
 HFFAU         Health Facilities Finance
                               Authority
 IDV              Industrial Development

IDA                       Industrial Development Agency
IDAU                   Industrial Development Authority
LGAC                  Local Government Assistance Corp.
LI                                          Long Island
MCFFA            Medical Care Facilities Finance Agency
MH                                  Multifamily Housing
MPA                              Municipal Power Agency
NYC                                       New York City
NYS                                      New York State
PAU                                      Port Authority
PAUNYNJ                      Port Authority of New York
                                           & New Jersey
PC                                    Pollution Control
PCFAU               Pollution Control Finance Authority
POAU                                     Port Authority
PPA                                 Public Power Agency
RA                                 Redevelopment Agency
RAN                           Revenue Anticipation Nts.
RB                                        Revenue Bonds
RR                                    Resource Recovery
RRB                             Revenue Refunding Bonds
SDI                                     School District
SPAST                                Special Assessment
SPO                                 Special Obligations
SWD                                Solid Waste Disposal
TBTAU              Triborough Bridge & Tunnel Authority
TUAU                                 Turnpike Authority
WSS                                Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full face value on the date reported.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,135,000 or 0.99% of the Trust's net assets as of June 30, 1998.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 1998

Centennial Tax Exempt Trust

ASSETS
Investments, at value......................................... $1,810,845,087
Cash..........................................................      1,469,157
Receivables:
 Shares of beneficial interest sold...........................     24,186,960
 Interest.....................................................     16,997,490
Other.........................................................         69,155
                                                               --------------
  Total assets................................................  1,853,567,849
                                                               --------------
LIABILITIES
Payables and other liabilities:
 Shares of beneficial interest redeemed.......................     22,298,852
 Dividends....................................................      1,787,330
 Service plan fees ...........................................        165,664
 Transfer and shareholder servicing agent fees ...............        155,738
 Other........................................................        174,504
                                                               --------------
  Total liabilities ..........................................     24,582,088
                                                               --------------
NET ASSETS.................................................... $1,828,985,761
                                                               ==============
COMPOSITION OF NET ASSETS
Paid-in capital............................................... $1,829,568,616
Accumulated net realized loss on investment transactions......       (582,855)
                                                               --------------
NET ASSETS--applicable to 1,829,584,584 shares of beneficial interest outstanding ........................................ $1,828,985,761
                                                               ==============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER
 SHARE........................................................          $1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 1998

Centennial Tax Exempt Trust

INVESTMENT INCOME--Interest........................................ $68,843,452
                                                                    -----------
EXPENSES
Management fees--Note 3............................................   7,721,361
Service plan fees--Note 3..........................................   3,658,752
Transfer and shareholder servicing agent fees--Note 3..............     815,204
Custodian fees and expenses........................................     138,781
Shareholder reports................................................     115,885
Registration and filing fees.......................................     107,288
Legal, auditing and other professional fees........................      41,320
Trustees' fees and expenses........................................      21,248
Other..............................................................      14,154
                                                                    -----------
 Total expenses....................................................  12,633,993
                                                                    -----------
NET INVESTMENT INCOME..............................................  56,209,459
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS...................................    (569,188)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $55,640,271
                                                                    ===========


See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Centennial Tax Exempt Trust

                                                      Year Ended June 30,
                                                 ------------------------------
                                                      1998            1997
                                                 --------------  --------------
OPERATIONS
Net investment income..........................  $   56,209,459  $   46,978,389
Net realized gain (loss).......................        (569,188)        116,199
                                                 --------------  --------------
Net increase in net assets resulting from oper-
 ations........................................      55,640,271      47,094,588
                                                 --------------  --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS....     (56,328,253)    (47,224,231)
                                                 --------------  --------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
 beneficial interest
 transactions--Note 2..........................     180,927,614     222,881,798
                                                 --------------  --------------
NET ASSETS
Total increase.................................     180,239,632     222,752,155
Beginning of period............................   1,648,746,129   1,425,993,974
                                                 --------------  --------------
End of period..................................  $1,828,985,761  $1,648,746,129
                                                 ==============  ==============


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Centennial Tax Exempt Trust

                                               Year Ended June 30,
                                        --------------------------------------
                                         1998    1997    1996    1995    1994
                                        ------  ------  ------  ------  ------
PER SHARE OPERATING DATA
Net asset value, beginning of period..   $1.00   $1.00   $1.00   $1.00   $1.00
Income from investment operations--net
 investment income and net realized
 gain.................................     .03     .03     .03     .03     .02
Dividends and distributions to
 shareholders.........................    (.03)   (.03)   (.03)   (.03)   (.02)
                                        ------  ------  ------  ------  ------
Net asset value, end of period........   $1.00   $1.00   $1.00   $1.00   $1.00
                                        ======  ======  ======  ======  ======
TOTAL RETURN(/1/).....................    3.12%   3.01%   3.16%   3.17%   1.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)............................  $1,829  $1,649  $1,426  $1,315  $1,039
Average net assets (in millions)......  $1,832  $1,591  $1,473  $1,127  $1,057
Ratios to average net assets:
Net investment income.................    3.07%   2.95%   3.12%   3.13%   1.87%
Expenses(/2/).........................    0.69%   0.72%   0.72%   0.73%   0.76%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.
2. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Trust. Prior year expense ratios have not been adjusted.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Centennial Tax Exempt Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from Federal income taxes that is consistent with low capital risk and the maintenance of liquidity by investing in short-term municipal securities. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At June 30, 1998, the Trust had available for federal income tax purposes an unused capital loss carryover of approximately $34,000, which expires in 2006.

Distributions to Shareholders. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Tax Exempt Trust


2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            Year Ended June 30, 1998         Year Ended June 30, 1997
                         -------------------------------  -------------------------------
                             Shares          Amount           Shares          Amount
                         --------------  ---------------  --------------  ---------------
Sold....................  5,609,068,596  $ 5,609,068,596   4,793,933,452  $ 4,793,933,452
Dividends and
 distributions
 reinvested.............     55,170,917       55,170,917      45,861,059       45,861,059
Redeemed................ (5,483,311,899)  (5,483,311,899) (4,616,912,713)  (4,616,912,713)
                         --------------  ---------------  --------------  ---------------
Net increase............    180,927,614  $   180,927,614     222,881,798  $   222,881,798
                         ==============  ===============  ==============  ===============

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment ad-visory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.40% of the next $250 million of net assets; 0.375% of the next $250 million of net assets; 0.35% of the next $500 million of net assets and 0.325% of net assets in excess of $2 billion.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions. During the year ended June 30, 1998, the Trust paid $11,157 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

INDEPENDENT AUDITORS' REPORT

Centennial Tax Exempt Trust

The Board of Trustees and Shareholders of Centennial Tax Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial Tax Exempt Trust as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1998 and 1997, and the financial highlights for the period July 1, 1993 to June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust at June 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 1998

FEDERAL INCOME TAX INFORMATION (Unaudited)

Centennial Tax Exempt Trust

In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1998. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the fiscal year ended June 30, 1998 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

Centennial Tax Exempt Trust                           1998 Annual Report

Officers and Trustees
James C. Swain, Chairman and Chief
  Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee                                 Centennial
Raymond J. Kalinowski, Trustee                        Tax Exempt
C. Howard Kast, Trustee                               Trust
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee                                 June 30, 1998
George C. Bowen, Trustee, Vice President,
  Treasurer and Assistant Secretary
Andrew J. Donohue, Vice President and
  Secretary
Michael J. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor and Distributor
Centennial Asset Management Corporation

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

This is a copy of a report to shareholders of Centennial Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-671-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143


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